ACCOUNTS RECEIVABLE	12 Months Ended
Sep. 30, 2014
Accounts Receivable [Abstract]
Accounts Receivable [Text Block]
4.	ACCOUNTS RECEIVABLE

Accounts receivable consists of trade receivables resulting from sales of products during the normal course of business.

Allowance for doubtful account is as follows:

	Year ended
	September 30,
	2012	2013	2014
	RMB	RMB	RMB
Balance at beginning of year	2,714	6,752	12,110
Additions	4,038	5,358	15
Reversal of recovered debts	-	-	(627)
Derecognition upon disposal of a subsidiary	-	-	(5,617)

Balance at end of year	6,752	12,110	5,881